Long-Term Debt (Details) (USD $)		1 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended					12 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2011	Oct. 31, 2011 6 3/8% Senior Notes due 2011	Sep. 30, 2011 6 3/8% Senior Notes due 2011	Dec. 31, 2011 7 % Senior Notes due 2013	Jun. 30, 2012 7 % Senior Notes due 2013	Dec. 31, 2011 6 5/8% Senior Notes due 2014	Jun. 30, 2012 6 5/8% Senior Notes due 2014	Dec. 31, 2011 7 3/4% Senior Notes due 2015	Jun. 30, 2012 7 3/4% Senior Notes due 2015	Dec. 31, 2011 7 1/8% Senior Notes due 2016	Jun. 30, 2012 7 1/8% Senior Notes due 2016	Dec. 31, 2011 7 7/8% Senior Notes due 2019	Jun. 30, 2012 7 7/8% Senior Notes due 2019	Oct. 05, 2009 7 7/8% Senior Notes due 2019	Aug. 17, 2009 7 7/8% Senior Notes due 2019	Dec. 31, 2011 7 7/8% Senior Notes due 2019 Redemption Prior to September 1, 2012	Dec. 31, 2011 6 3/4% Senior Notes due 2021	Jun. 30, 2012 6 3/4% Senior Notes due 2021	May 05, 2011 6 3/4% Senior Notes due 2021	Dec. 31, 2011 6 3/4% Senior Notes due 2021 Redemption Prior to June 1, 2014	May 31, 2012 4 5/8% senior notes due 2017	Jun. 30, 2012 4 5/8% senior notes due 2017	May 16, 2012 4 5/8% senior notes due 2017	Jul. 31, 2012 5 7/8% Senior Notes due 2022	May 31, 2012 5 7/8% Senior Notes due 2022	Jul. 26, 2012 5 7/8% Senior Notes due 2022	Jun. 30, 2012 5 7/8% Senior Notes due 2022	May 16, 2012 5 7/8% Senior Notes due 2022
Debt Instrument
Repayments of debt		$ 915,000,000	$ 85,000,000
Interest rate (as a percent)	6.375%		6.375%	7.00%	7.00%	6.625%	6.625%	7.75%	7.75%	7.125%	7.125%	7.875%	7.875%				6.75%	6.75%				4.625%					5.875%
Percentage of principal amount at which the entity may redeem some or all of the notes at any time				100.00%		100.00%		100.00%		100.00%		100.00%					100.00%					100.00%					100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control				101.00%		101.00%		101.00%		101.00%		101.00%					101.00%					101.00%					101.00%
Aggregate principal amount														400,000,000	1,000,000,000				2,000,000,000				900,000,000					1,000,000,000
Term of debt instrument (in years)												10 years					10 years				5 years			10 years	10 years
Debt instrument issuance as a percentage of the face amount														101.75%	97.467%				99.093%				100.00%			100.75%		100.00%
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions																35.00%				35.00%		35.00%					35.00%
Annual Debt Service Requirements				$ 35,000,000		$ 66,250,000		$ 58,125,000		$ 106,875,000		$ 110,250,000					$ 135,000,000